Stock Based and Other Management Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option awards activity under the Omnibus Equity Incentive Plan for 2018 was as follows:

	Number of Shares	Weighted- Average Exercise Price
Outstanding unvested as of January 1, 2018	—	$—
Granted	979,790	15.67
Forfeited	(11,070)	15.00
Outstanding unvested as of December 31, 2018	968,720	$15.68
Deferred share units and restricted stock unit awards activity under the Omnibus Equity Incentive Plan for 2018 was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2018	—	$—
Granted	48,983	13.94
Vested	(21,413)	15.29
Outstanding unvested as of December 31, 2018	27,570	$12.88

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average assumptions used in our Black-Scholes option-pricing model for options granted in 2018 are:

For the Year Ended December 31, 2018
Dividend yield	1.70% - 2.27%
Expected volatility	45%
Risk-free interest rate	2.84% - 2.98%
Expected term in years	6.5 years

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Stock options outstanding and exercisable under our plans at December 31, 2018 are:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Prices	Number Exercisable	Weighted Average Exercise Prices
$15.00	-	$20.00	968,720	9.3	$15.68	—	$—